Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments	Contingent liabilities and commitments

	As at 30.06.26	As at 31.12.25
	£m	£m
Guarantees and letters of credit pledged as collateral security	17,687	16,749
Performance guarantees, acceptances and endorsements	8,235	8,625
Documentary credits and other short-term trade related transactions	1,263	1,103
Standby facilities, credit lines and other commitments	429,277	423,503
Total [1]	456,462	449,980
1 Includes exposures relating to financial assets classified as assets held for sale.
Further details on contingent liabilities, where it is not practicable to disclose an estimate of the potential financial effect on
Barclays relating to legal and competition and regulatory matters can be found in Note 16.